Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Income
Net revenue	$ 3,563,592	$ 3,463,921
Cost of revenues	2,481,460	2,354,403
Gross profit	1,082,132	1,109,518
Research and development	30,028	30,372
Operating income	444,895	493,313
Other (income) expense:
Gain on the sale of dialysis clinics	2	1,073
Income before income taxes	348,634	389,084
Income tax expense	101,284	129,001
Net Income	247,350	260,083
Other comprehensive income loss derivatives qualifying as hedges before tax	6,959	15,897
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,354	6,398
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(47,056)	(68,192)
Other comprehensive income loss tax	(3,550)	(6,684)
Less: Net income attributable to noncontrolling interests	41,888	34,584
Income attributable to the Company	205,462	225,499
Current assets:
Cash and cash equivalents	574,127		682,777	688,040
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	3,080,334		3,037,274
Accounts receivable from related parties	171,186		153,118
Inventories	1,206,772		1,097,104
Prepaid expenses and other current assets	1,195,392		1,037,391
Deferred tax asset, current	268,910		279,052
Total current assets	6,496,721		6,286,716
Property, plant and equipment, net	3,135,123		3,091,954
Intangible assets	734,227		757,876
Goodwill	11,646,157		11,658,187
Deferred tax asset, non-current	108,480		104,167
Total assets	23,422,677		23,119,906
Current liabilities:
Accounts payable	550,668		542,597
Accounts payable to related parties	164,229		123,929
Accrued expenses and other current liabilities	1,900,239		2,012,533
Short-term borrowings and other financial liabilities	157,226		96,648
Short Term Borrowings Due To Related Parties Current Acquisitions	134,314		62,342
Current portion of long-term debt and capital lease obligations	301,275		511,370
Income tax payable, current	203,554		170,360
Deferred tax liability, current	35,811		34,194
Total current liabilities	3,447,316		3,553,973
Total long-term debt less current maturities	8,016,155		7,746,920
Other liabilities	333,220		329,561
Pension liabilities	413,388		435,858
Income tax payable, non-current	166,040		176,933
Deferred tax liability, non-current	734,329		743,390
Total liabilities	13,110,448		12,986,635
Noncontrolling interests subject to put provisions	631,940		648,251
Company shareholders' equity	9,424,012		9,234,564
Minority interest	256,277		250,456
Total equity	9,680,289		9,485,020
Total liabilities and equity	23,422,677		23,119,906
Consolidated Statements of Comprehensive Income
Net Income	247,350	260,083
Other comprehensive income loss derivatives qualifying as hedges before tax	6,959	15,897
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,354	6,398
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(47,056)	(68,192)
Other comprehensive income loss tax	(3,550)	(6,684)
Other comprehensive income (loss), net of tax	(39,293)	(52,581)
Total comprehensive income	208,057	207,502
Comprehensive income attributable to noncontrolling interests	(41,855)	(32,602)
Comprehensive income attributable to the Company	166,202	174,900
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net		(1,697)
Income before income taxes	1,731	1,697
Income tax expense	628	616
Net Income	1,103	1,081
Income attributable to the Company	1,103	1,081
Current assets:
Cash and cash equivalents	0	0		1
Accounts receivable from related parties	1,251,652		1,269,092
Total current assets	1,251,652		1,269,092
Total assets	1,251,652		1,269,092
Current liabilities:
Accrued expenses and other current liabilities	11,833		29,770
Total current liabilities	11,833		29,770
Total long-term debt less current maturities	1,166,233		1,167,466
Income tax payable, non-current	2,915		2,287
Total liabilities	1,180,981		1,199,523
Noncontrolling interests subject to put provisions	70,671
Company shareholders' equity			69,569
Total equity	70,671		69,569
Total liabilities and equity	1,251,652		1,269,092
Consolidated Statements of Comprehensive Income
Net Income	1,103	1,081
Total comprehensive income	1,103	1,081
Comprehensive income attributable to the Company	1,103	1,081
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	47,374	6,423
Operating income	(47,374)	(6,423)
Other (income) expense:
Interest, net	60,526	46,193
Other, net	(330,870)	(263,397)
Income before income taxes	222,970	210,781
Income tax expense	17,508	(14,718)
Net Income	205,462	225,499
Other comprehensive income loss derivatives qualifying as hedges before tax	7,234	12,864
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	50	32
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	833	67,232
Other comprehensive income loss tax	(2,097)	(3,707)
Income attributable to the Company	205,462	225,499
Current assets:
Cash and cash equivalents	293	611	13	78
Accounts receivable from related parties	1,082,152		960,137
Prepaid expenses and other current assets	47,005		71,939
Total current assets	1,129,450		1,032,089
Property, plant and equipment, net	679		734
Intangible assets	387		501
Deferred tax asset, non-current	83,365		80,931
Other assets	14,313,281		13,955,933
Total assets	15,527,162		15,070,188
Current liabilities:
Accounts payable	726		2,193
Accounts payable to related parties	2,199,883		1,896,712
Accrued expenses and other current liabilities	83,607		45,897
Short-term borrowings and other financial liabilities	56,536		60
Current portion of long-term debt and capital lease obligations	78,195		271,090
Income tax payable, current	123,187		114,197
Deferred tax liability, current	1,869		2,331
Total current liabilities	2,544,003		2,332,480
Total long-term debt less current maturities	152,002		96,699
Long term borrowings from related parties	3,359,322		3,359,606
Other liabilities	5,557		5,616
Pension liabilities	11,426		10,377
Income tax payable, non-current	30,840		30,846
Total liabilities	6,103,150		5,835,624
Noncontrolling interests subject to put provisions	9,424,012
Company shareholders' equity			9,234,564
Total equity	9,424,012		9,234,564
Total liabilities and equity	15,527,162		15,070,188
Consolidated Statements of Comprehensive Income
Net Income	205,462	225,499
Other comprehensive income loss derivatives qualifying as hedges before tax	7,234	12,864
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	50	32
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	833	67,232
Other comprehensive income loss tax	(2,097)	(3,707)
Other comprehensive income (loss), net of tax	6,020	76,421
Total comprehensive income	211,482	301,920
Comprehensive income attributable to the Company	211,482	301,920
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	531,730	495,497
Cost of revenues	332,156	335,779
Gross profit	199,574	159,718
Selling, general and administrative	28,650	49,086
Research and development	19,297	17,969
Operating income	151,627	92,663
Other (income) expense:
Interest, net	(1,031)	2,251
Other, net	111,665	96,047
Income before income taxes	40,993	(5,635)
Income tax expense	37,172	6,076
Net Income	3,821	(11,711)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	947	637
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(145)	(22,010)
Other comprehensive income loss tax	(276)	(186)
Income attributable to the Company	3,821	(11,711)
Current assets:
Cash and cash equivalents	5,198	57	4,490	501
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	141,776		152,480
Accounts receivable from related parties	925,520		815,748
Inventories	314,500		287,625
Prepaid expenses and other current assets	70,159		41,240
Total current assets	1,457,153		1,301,583
Property, plant and equipment, net	255,385		238,469
Intangible assets	71,527		73,166
Goodwill	62,815		62,829
Deferred tax asset, non-current	14,762		14,209
Other assets	48,249		47,661
Total assets	1,909,891		1,737,917
Current liabilities:
Accounts payable	32,836		28,689
Accounts payable to related parties	665,432		522,719
Accrued expenses and other current liabilities	143,998		129,727
Deferred tax liability, current	10,567		9,002
Total current liabilities	852,833		690,137
Other liabilities	5,837		6,028
Pension liabilities	260,023		254,233
Total liabilities	1,118,693		950,398
Company shareholders' equity	791,198		787,519
Total equity	791,198		787,519
Total liabilities and equity	1,909,891		1,737,917
Consolidated Statements of Comprehensive Income
Net Income	3,821	(11,711)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	947	637
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(145)	(22,010)
Other comprehensive income loss tax	(276)	(186)
Other comprehensive income (loss), net of tax	526	(21,559)
Total comprehensive income	4,347	(33,270)
Comprehensive income attributable to the Company	4,347	(33,270)
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	(26,380)	(7,180)
Operating income	26,380	7,180
Other (income) expense:
Interest, net	45,462	40,298
Other, net	(154,698)	(181,689)
Income before income taxes	135,616	148,571
Income tax expense	(7,528)	(13,065)
Net Income	143,144	161,636
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	3,262	5,668
Other comprehensive income loss tax	(1,287)	(2,236)
Income attributable to the Company	143,144	161,636
Current assets:
Accounts receivable from related parties	1,654,727		1,643,394
Prepaid expenses and other current assets	117		167
Total current assets	1,654,844		1,643,561
Other assets	12,851,806		12,583,246
Total assets	14,506,650		14,226,807
Current liabilities:
Accounts payable to related parties	1,571,744		1,600,480
Accrued expenses and other current liabilities	8,948		9,403
Current portion of long-term debt and capital lease obligations	200,000		200,000
Total current liabilities	1,780,692		1,809,883
Total long-term debt less current maturities	2,586,469		2,438,189
Long term borrowings from related parties	2,092,452		2,092,818
Other liabilities	267,855		267,914
Total liabilities	6,727,468		6,608,804
Company shareholders' equity	7,779,182		7,618,003
Total equity	7,779,182		7,618,003
Total liabilities and equity	14,506,650		14,226,807
Consolidated Statements of Comprehensive Income
Net Income	143,144	161,636
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	3,262	5,668
Other comprehensive income loss tax	(1,287)	(2,236)
Other comprehensive income (loss), net of tax	1,975	3,432
Total comprehensive income	145,119	165,068
Comprehensive income attributable to the Company	145,119	165,068
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	3,896,574	3,758,626
Cost of revenues	2,995,003	2,796,879
Gross profit	901,571	961,747
Selling, general and administrative	569,452	511,647
Research and development	10,731	12,572
Operating income	321,388	437,528
Other (income) expense:
Interest, net	(7,015)	17,184
Income before income taxes	328,403	420,344
Income tax expense	148,579	116,077
Net Income	179,824	304,267
Other comprehensive income loss derivatives qualifying as hedges before tax	(275)	3,033
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	95	61
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(50,268)	(115,710)
Other comprehensive income loss tax	110	(555)
Income attributable to the Company	179,824	304,267
Current assets:
Cash and cash equivalents	569,325	468,763	672,206	686,457
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	2,936,792		2,882,736
Accounts receivable from related parties	4,395,927		4,073,975
Inventories	1,046,933		946,790
Prepaid expenses and other current assets	1,041,383		879,085
Deferred tax asset, current	312,758		322,337
Total current assets	10,303,118		9,777,129
Property, plant and equipment, net	3,003,849		2,980,268
Intangible assets	662,404		684,290
Goodwill	11,583,342		11,595,358
Deferred tax asset, non-current	119,945		118,306
Other assets	5,211,198		5,234,132
Total assets	30,883,856		30,389,483
Current liabilities:
Accounts payable	517,106		511,715
Accounts payable to related parties	5,126,683		4,931,344
Accrued expenses and other current liabilities	1,642,610		1,786,709
Short-term borrowings and other financial liabilities	100,690		96,588
Short Term Borrowings Due To Related Parties Current Acquisitions	134,314		62,342
Current portion of long-term debt and capital lease obligations	23,080		40,280
Income tax payable, current	85,921		56,163
Deferred tax liability, current	66,021		64,539
Total current liabilities	7,696,425		7,549,680
Total long-term debt less current maturities	7,681,126		7,478,944
Long term borrowings from related parties	6,491		6,940
Other liabilities	30,366		30,399
Pension liabilities	142,892		171,248
Income tax payable, non-current	21,549		20,262
Deferred tax liability, non-current	759,967		768,156
Total liabilities	16,338,816		16,025,629
Noncontrolling interests subject to put provisions	631,940		648,251
Company shareholders' equity	13,656,823		13,465,147
Minority interest	256,277		250,456
Total equity	13,913,100		13,715,603
Total liabilities and equity	30,883,856		30,389,483
Consolidated Statements of Comprehensive Income
Net Income	179,824	304,267
Other comprehensive income loss derivatives qualifying as hedges before tax	(275)	3,033
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	95	61
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(50,268)	(115,710)
Other comprehensive income loss tax	110	(555)
Other comprehensive income (loss), net of tax	(50,338)	(113,171)
Total comprehensive income	129,486	191,096
Comprehensive income attributable to the Company	129,486	191,096
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(864,712)	(790,202)
Cost of revenues	(845,699)	(778,255)
Gross profit	(19,013)	(11,947)
Selling, general and administrative	(11,887)	25,857
Research and development	0	(169)
Operating income	(7,126)	(37,635)
Other (income) expense:
Other, net	373,903	349,039
Income before income taxes	(381,079)	(386,674)
Income tax expense	(95,075)	34,015
Net Income	(286,004)	(420,689)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	2,524	2,296
Less: Net income attributable to noncontrolling interests	41,888	34,584
Income attributable to the Company	(327,892)	(455,273)
Current assets:
Cash and cash equivalents	(689)	65,410	6,068	1,003
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	1,766		2,058
Accounts receivable from related parties	(9,138,792)		(8,609,228)
Inventories	(154,661)		(137,311)
Prepaid expenses and other current assets	36,728		44,960
Deferred tax asset, current	(43,848)		(43,285)
Total current assets	(9,299,496)		(8,736,738)
Property, plant and equipment, net	(124,790)		(127,517)
Intangible assets	(91)		(81)
Deferred tax asset, non-current	(109,592)		(109,279)
Other assets	(31,122,565)		(30,599,966)
Total assets	(40,656,534)		(39,573,581)
Current liabilities:
Accounts payable to related parties	(9,399,513)		(8,827,326)
Accrued expenses and other current liabilities	9,243		11,027
Income tax payable, current	(5,554)
Deferred tax liability, current	(42,646)		(41,678)
Total current liabilities	(9,438,470)		(8,857,977)
Total long-term debt less current maturities	(3,569,675)		(3,434,378)
Long term borrowings from related parties	(5,458,265)		(5,459,364)
Other liabilities	23,605		19,604
Pension liabilities	(953)
Income tax payable, non-current	110,736		123,538
Deferred tax liability, non-current	(25,638)		(24,766)
Total liabilities	(18,358,660)		(17,633,343)
Company shareholders' equity	(22,297,874)		(21,940,238)
Total equity	(22,297,874)		(21,940,238)
Total liabilities and equity	(40,656,534)		(39,573,581)
Consolidated Statements of Comprehensive Income
Net Income	(286,004)	(420,689)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	2,524	2,296
Other comprehensive income (loss), net of tax	2,524	2,296
Total comprehensive income	(283,480)	(418,393)
Comprehensive income attributable to noncontrolling interests	(41,855)	(32,602)
Comprehensive income attributable to the Company	$ (325,335)	$ (450,995)